Morgan Stanley Limited Term Municipal Trust
Letter to the Shareholders [] March 31, 2003

Dear Shareholder:
During the 12-month period ended March 31, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery was choppy, with many indicators fluctuating between strength and weakness. Early this year President Bush proposed several tax relief measures to bolster the economy. However, by the end of March most economic reports were obscured by news about the military conflict in Iraq.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low-rate auto loans helped keep Americans buying. By year-end, growing apprehension about the war began to dominate and consumer confidence waned. The most noticeable impact was a spike in oil prices, that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further risks to economic growth, the Federal Reserve Board lowered the federal funds rate from
1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year.

The direction of the fixed-income markets generally followed the lead of the economy as a whole. When the economy gained strength early last year, a consensus developed that the Federal Reserve would begin to tighten monetary policy by raising short-term interest rates. The bond market reacted to these concerns and yields rose in March 2002. Conditions again favored bonds in late spring as labor markets and capital-spending remained soft, new disclosures emerged on corporate ethics and geopolitical turmoil caused a flight to quality. In August, the Federal Reserve changed its monetary policy bias to weakness. Market expectations of rate hikes were extended further into the future and bonds rallied. In October, a surge in the equity markets created a brief, but sharp downdraft in bond prices. Renewed concerns about the economy and growing geopolitical conflicts again helped bonds rally through year-end.

In the first quarter of 2003 there was a flight-to-quality rally that placed a war premium on Treasuries and yields reached record lows. This risk premium narrowed by the end of March as yields moved higher.

Municipal Market Conditions
During 2002, the yield on the 10-year insured municipal bond index ranged from a high of 4.63 percent in March to a low of 3.43 percent in September. In the first quarter of 2003, yields eased down from 3.97 percent in January to 3.74 percent at the end of March. Throughout the period the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 10 years was a positive 256 basis points on March 31, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. A declining ratio indicates that municipal yields have become richer. The ratio of 10-year insured municipal bond yields to 10-year Treasuries fell from 90 percent in December 2001 to 86 percent in March 2002. Municipal prices lagged the summer rally in Treasuries and the ratio moved above 95 percent and remained there through the first quarter of 2003. This high ratio indicated that municipals were relatively cheaper than Treasuries.

Morgan Stanley Limited Term Municipal Trust
Letter to the Shareholders [] March 31, 2003 continued

The President's tax proposals, which included the elimination of the taxation of dividend income and an acceleration of the reduction in marginal rates, also affected the municipal market. The tax-exempt bond market reacted to the potential tax-reform risk by adjusting the tax-exempt to taxable-bond relationship. Historically, after uncertainty passes, the relationship returns to a more normal trading range.

In 2002, long-term municipal volume increased to a record $357 billion as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first quarter of 2003, the new-issue volume of $84 billion was 23 percent above last year's level. This pace is expected to continue throughout the year as budgetary problems force municipalities to borrow. California's share of national volume increased to 19 percent. New York, Florida, New Jersey and Texas, the next-largest states in terms of issuance, together represented an additional 29 percent of the national total.

[GRAPHIC OMITTED]

          10-Year Bond Yields 1998-2003

       Date        AAA Ins       Tsy       % Relationship
       ----        -------       ---       --------------
     12/31/97        4.45        5.74              77.53%
     01/31/98        4.45        5.51              80.76%
     02/28/98        4.50        5.62              80.07%
     03/31/98        4.60        5.65              81.42%
     04/30/98        4.75        5.67              83.77%
     05/29/98        4.50        5.55              81.08%
     06/30/98        4.55        5.45              83.49%
     07/31/98        4.55        5.49              82.88%
     08/31/98        4.35        4.98              87.35%
     09/30/98        4.18        4.42              94.57%
     10/31/98        4.23        4.61              91.86%
     11/30/98        4.25        4.71              90.16%
     12/31/98        4.25        4.65              91.44%
     01/31/99        4.13        4.65              88.80%
     02/28/99        4.33        5.29              81.90%
     03/31/99        4.45        5.24              84.89%
     04/30/99        4.45        5.35              83.18%
     05/31/99        4.63        5.62              82.38%
     06/30/99        4.95        5.78              85.64%
     07/31/99        4.93        5.90              83.56%
     08/31/99        5.03        5.97              84.25%
     09/30/99        5.05        5.88              85.88%
     10/31/99        5.20        6.02              86.32%
     11/30/99        5.10        6.19              82.38%
     12/31/99        5.20        6.44              80.72%
     01/31/00        5.42        6.67              81.32%
     02/29/00        5.35        6.41              83.48%
     03/31/00        5.12        6.00              85.28%
     04/30/00        5.29        6.21              85.16%
     05/31/00        5.41        6.27              86.26%
     06/30/00        5.12        6.03              84.89%
     07/31/00        4.93        6.03              81.74%
     08/31/00        4.80        5.72              83.92%
     09/30/00        4.95        5.80              85.33%
     10/31/00        4.83        5.75              84.00%
     11/30/00        4.80        5.47              87.78%
     12/31/00        4.47        5.11              87.44%
     01/31/01        4.42        5.11              86.43%
     02/28/01        4.44        4.90              90.69%
     03/31/01        4.37        4.92              88.88%
     04/30/01        4.65        5.34              87.08%
     05/31/01        4.53        5.38              84.20%
     06/30/01        4.50        5.41              83.18%
     07/31/01        4.31        5.05              85.35%
     08/31/01        4.02        4.83              83.23%
     09/30/01        4.15        4.59              90.41%
     10/31/01        4.00        4.23              94.56%
     11/30/01        4.32        4.75              90.95%
     12/31/01        4.56        5.05              90.30%
     01/31/02        4.41        5.03              87.67%
     02/28/02        4.20        4.88              86.07%
     03/31/02        4.63        5.40              85.74%
     04/30/02        4.30        5.09              84.48%
     05/31/02        4.26        5.05              84.36%
     06/30/02        4.14        4.80              86.25%
     07/31/02        3.94        4.46              88.34%
     08/31/02        3.77        4.14              91.06%
     09/30/02        3.43        3.60              95.28%
     10/31/02        3.75        3.89              96.40%
     11/30/02        4.02        4.21              95.49%
     12/31/02        3.64        3.82              95.29%
     01/31/03        3.97        3.96             100.25%
     02/28/03        3.67        3.69              99.46%
     03/31/03        3.74        3.80              98.42%


Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Morgan Stanley Limited Term Municipal Trust
Letter to the Shareholders [] March 31, 2003 continued

Performance and Portfolio Strategy
For the 12-month period ended March 31, 2003, Morgan Stanley Limited Term Municipal Trust's total return was 9.81 percent, compared to 10.20 percent for the Lehman Brothers 10-Year Municipal Bond Index. Tax-free dividends totaling approximately $0.34 per share were paid during the period. The Fund's net asset value increased from $10.30 per share to $10.96 per share. The accompanying chart compares the Fund's performance to that of the Lehman Brothers 10-Year Municipal Bond Index. These total return figures assume the reinvestment of all distributions. Past performance is no guarantee of future results.

The Fund's net assets more than doubled from $71 million to $144 million during the fiscal year ending March 31, 2003. As the Fund grew, new security purchases increased portfolio diversification. Long-term holdings were distributed among 74 separate issuers, 11 specific municipal sectors and 31 different states. Issues in four essential service sectors: general obligation, water and sewer, municipal electric and transportation accounted for 57 percent of net assets. The five states with the largest number of holdings - California, Maryland, Missouri, Pennsylvania and Texas - collectively represented 42 percent of the Fund's net assets.

Importantly, the Fund has avoided bonds secured by tobacco settlement payments. Many states have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement with tobacco companies. A class action judgment against Philip Morris, a major participant in the states' agreement, has created uncertainty about the company's ability to meet its obligations.

The portfolio's average maturity was 9 years, taking advantage of the historically steep municipal yield curve. In January 2003, the Fund sold 5 and 10-year U.S. Treasury futures to hedge the portfolio against potential changes in interest rates. This reduced the Fund's option-adjusted duration (a measure of sensitivity to interest-rate changes) at the end of March 2003 from 6.1 to
4.8 years. The portfolio maintained its high grade orientation with 95 percent of the bonds rated AA or AAA, as measured by Standard & Poor's Corp. or Moody's Investors Service, Inc. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations.


Looking Ahead
The war with Iraq and its aftermath may continue to weigh on economic activity. We expect an accommodative Fed policy; fiscal stimulus and other favorable fundamental conditions should support improved economic growth later this year. However, the Federal Reserve remains willing and able to further ease rates should economic growth remain below its potential.

In our view the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

Morgan Stanley Limited Term Municipal Trust
Letter to the Shareholders [] March 31, 2003 continued

We appreciate your ongoing support of Morgan Stanley Limited Term Municipal Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO



Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2003 CONTINUED

LARGEST SECTORS AS OF MARCH 31, 2003
(% OF NET ASSETS)

[GRAPHIC OMITTED]

TRANSPORTATION           20%
WATER & SEWER            13%
ELECTRIC                 12%
GENERAL OBLIGATION       12%
EDUCATION                 9%
PUBLIC FACILITIES         6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF MARCH 31, 2003
(% OF LONG-TERM PORTFOLIO)

[GRAPHIC OMITTED]
Aaa or AAA               70%
Aa or AA                 25%
A or A                    3%
NR                        2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)
[GRAPHIC OMITTED]

         2003                     1%
         2007                     2%
         2008                     2%
         2009                     4%
         2010                     7%
         2011                    14%
         2012                    25%
         2013                    15%
         2014                    22%
         2015                     5%
         2016                     3%

WEIGHED AVERAGE MATURITY       9 YEARS*

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
*AVERAGE MATURITY INCLUDING NET SHORT-TERM OBLIGATIONS IS 8 YEARS.

Morgan Stanley Limited Term Municipal Trust
Fund Performance [] March 31, 2003

[GRAPHIC OMITTED]

                     GROWTH OF $10,000

        Date                    Total        Lehman             Lipper
    July 12, 1993               10,000       10,000             10,000
    September 30, 1993          10,290       10,333             10,294
    December 31, 1993           10,466       10,483             10,416
    March 31, 1994               9,891        9,927             10,011
    June 30, 1994                9,927       10,073             10,103
    September 30, 1994           9,921       10,143             10,163
    December 31, 1994            9,634        9,983             10,049
    March 31, 1995              10,287       10,673             10,549
    June 30, 1995               10,604       10,956             10,786
    September 30, 1995          10,933       11,341             11,045
    December 31, 1995           11,245       11,696             11,341
    March 31, 1996              11,153       11,620             11,279
    June 30, 1996               11,156       11,656             11,329
    September 30, 1996          11,359       11,889             11,537
    December 31, 1996           11,601       12,227             11,792
    March 31, 1997              11,560       12,224             11,789
    June 30, 1997               11,854       12,627             12,101
    September 30, 1997          12,114       13,019             12,397
    December 31, 1997           12,350       13,356             12,664
    March 31, 1998              12,450       13,494             12,786
    June 30, 1998               12,584       13,698             12,941
    September 30, 1998          12,883       14,167             13,301
    December 31, 1998           12,980       14,259             13,376
    March 31, 1999              13,033       14,340             13,451
    June 30, 1999               12,814       14,012             13,226
    September 30, 1999          12,847       14,101             13,234
    December 31, 1999           12,842       14,081             13,192
    March 31, 2000              13,043       14,409             13,425
    June 30, 2000               13,196       14,639             13,587
    September 30, 2000          13,428       15,002             13,871
    December 31, 2000           13,803       15,597             14,337
    March 31, 2001              14,105       15,959             14,660
    June 30, 2001               14,208       16,028             14,769
    September 30, 2001          14,554       16,502             15,152
    December 31, 2001           14,403       16,317             15,024
    March 31, 2002              14,502       16,515             15,133
    June 30, 2002               15,080       17,189             15,669
    September 30, 2002          15,916       18,065             16,275
    December 31, 2002           15,855       17,978             16,279
    March 31, 2003              15,924(2)    18,199             16,440
------------------------------------------------------------
           --- Fund         --- Lehman(3)(5)    Lipper(4)(5)
------------------------------------------------------------



Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns - Period Ended March 31, 2003
---------------------------------------------


1 Year                              9.81%(1)
5 Years                             5.04%(1)
Since Inception (7/12/93)           4.90%(1)

------------
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.
(2)   Closing value assuming a complete redemption on March 31, 2003.
(3) The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Intermediate Municipal Debt Fund Index is an equally weighted performance Index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(5)   Period begins 7/31/1993.

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments [] March 31, 2003

 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE            VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (84.6%)
            General Obligation (11.7%)
 $   2,000  Maricopa County Community College District, Arizona,
             Refg Ser 2002 ......................................................... 5.25 %          07/01/11    $  2,257,980
     2,000  Metropolitan Water District of Southern California, Refg Ser 2003 ...... 5.00            03/01/12       2,223,160
     2,000  Sussex County, Delaware, Ser 2003 (Ambac) .............................. 5.00            10/15/11       2,223,500
     1,000  Du Page Water Commission, Illinois, Refg Ser 2001 ...................... 5.25            03/01/11       1,126,470
     3,000  Washington Suburban Sanitation District, Maryland, Sewage Disposal
             Refg 2003 ............................................................. 5.00            06/01/12       3,335,700
            Massachusetts,
     1,000   2002 Refg Ser A (MBIA) ................................................ 5.50            02/01/11       1,137,260
     1,000   Ser 2001 D (MBIA) ..................................................... 6.00            11/01/13       1,194,060
     1,000  New Hampshire, Refg Ser 1998 A ......................................... 5.25            10/01/10       1,118,060
     1,000  New York City, New York, 2003 Ser C (FSA) .............................. 5.25            08/01/11       1,116,080
     1,000  Pittsburgh School District, Pennsylvania, Refg Ser A 2002 (FSA) ........ 5.50            09/01/13       1,151,590
 ---------                                                                                                       ------------
    15,000                                                                                                         16,883,860
 ---------                                                                                                       ------------
            Educational Facilities Revenue (9.4%)
     1,000  Pueblo School District No 60, Colorado, Ser 2002 (FSA) ................. 5.375           12/15/14       1,133,820
     2,000  Private Colleges & Universities Authority, Georgia, Emory University
             2002 Ser A ............................................................ 5.00            09/01/13       2,203,420
            Purdue University, Indiana,
     1,000   Student Facilities, Ser 2003 A (WI) ................................... 5.375           07/01/14       1,132,620
     1,000   Student Fee Ser K ..................................................... 5.625           07/01/14       1,135,510
     2,000  University of Maine, Ser 2002 (FSA) .................................... 5.375           03/01/12       2,266,540
     1,000  University of North Carolina at Chapel Hill, Ser 2002 A ................ 5.00            12/01/10       1,118,740
     1,000  Pennsylvania State University, Refg Ser 2002 ........................... 5.25            08/15/13       1,132,470
            Swarthmore Borough Authority, Pennsylvania,
     1,000   Swarthmore College Ser 2000 ........................................... 5.50            09/15/11       1,149,700
     1,000   Swarthmore College Ser 2002 ........................................... 5.25            09/15/14       1,119,820
     1,000  Southwest Higher Education Authority, Texas, Southern Methodist
             University Ser 2002 (Ambac) ........................................... 5.50            10/01/13       1,135,100
 ---------                                                                                                       ------------
    12,000                                                                                                         13,527,740
 ---------                                                                                                       ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments [] March 31, 2003 continued

 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
            Electric Revenue (12.4%)
 $   1,000  Arizona Power Authority, Hoover Uprating Refg Ser 2001 A ........... 5.25 %          10/01/16    $  1,129,420
            California Department of Water Resources,
     1,000   Power Supply Ser 2002 A (MBIA) .................................... 5.50            05/01/13       1,137,450
     2,000   Power Supply Ser 2002 A (Ambac) ................................... 5.50            05/01/14       2,261,720
     2,000  Jacksonville Electric Authority, Florida, St Johns River Power Park
             Refg Issue 2 Ser 17 ............................................... 5.25            10/01/13       2,217,100
     2,000  Municipal Electric Authority of Georgia, Combustion Turbine
             Ser 2002 A (MBIA) ................................................. 5.25            11/01/14       2,228,160
     2,000  Michigan Public Power Agency, Belle River, Refg 2002 Ser A (MBIA)... 5.25            01/01/12       2,242,500
     2,000  Southern Minnesota Municipal Agency Power, Ser 2002 A (Ambac) ...... 5.00            01/01/12       2,213,200
     1,000  Long Island Power Authority, New York, Ser 1998 B (MBIA) ........... 5.125           04/01/11       1,088,510
     1,000  South Carolina Public Service Authority, Refg Ser 2002 D (FSA) ..... 5.25            01/01/15       1,111,990
     1,000  Memphis, Tennessee, Electric System Jr Lien Refg Ser 2002 .......... 5.00            12/01/10       1,115,140
     1,000  Seattle, Washington, Municipal Light & Power Refg Ser 2001 ......... 5.625           12/01/14       1,109,250
 ---------                                                                                                   ------------
    16,000                                                                                                     17,854,440
 ---------                                                                                                   ------------
            Hospital Revenue (0.8%)
     1,000  Maryland Health & Higher Educational Facilities Authority,
             Medlantic/Helix Issue Ser 1998 A (FSA) ............................. 5.25            08/15/12       1,097,670
 ---------                                                                                                   ------------
            Industrial Development/Pollution Control Revenue (2.9%)
     1,000  California Pollution Control Financing Authority, San Diego Gas &
             Electric Co 1996 Ser A ............................................ 5.90            06/01/14       1,052,580
     1,000  Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993 ..................................................... 5.875           08/01/08       1,029,610
     2,000  Chesterfield County Industrial Development Authority, Virginia,
             Virginia Electric & Power Company Ser 1985 ......................... 5.50            10/01/09       2,117,200
 ---------                                                                                                   ------------
     4,000                                                                                                      4,199,390
 ---------                                                                                                   ------------
            Mortgage Revenue - Single Family (2.2%)
     2,000  Maryland Department of Housing & Community Development,
             1999 Third Ser (AMT) .............................................. 4.40            04/01/07       2,133,580
     1,000  Virginia Housing Development Authority, 2001 Ser J (MBIA) .......... 4.75            01/01/12       1,057,250
 ---------                                                                                                   ------------
     3,000                                                                                                      3,190,830
 ---------                                                                                                   ------------
            Public Facilities Revenue (6.0%)
     2,000  Arizona School Facilities Board, Ser 2003 A COPs (MBIA) ............ 5.25            09/01/14       2,242,420
     2,000  Orange County School Board, Florida, Ser 2001 A COPs (Ambac) ....... 5.25            08/01/14       2,245,080
       750  Metropolitan Pier & Exposition Authority, Illinois, Ser 2002 (FGIC)  5.375           06/01/12         848,865

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments [] March 31, 2003 continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------
 $   1,000  Kentucky Property & Buildings Commission, Project # 69 Ser A (FSA)     5.25 %          08/01/15    $  1,097,450
     1,000  Michigan Building Authority, Police Communication Ser 2001 ........... 5.50            10/01/12       1,148,690
     1,000  Ohio Building Authority, Highway Safety Building 2001 Ser A .......... 5.50            10/01/15       1,119,420
 ---------                                                                                                     ------------
     7,750                                                                                                        8,701,925
 ---------                                                                                                     ------------
            Resource Recovery Revenue (3.9%)
     3,000  Northeast Maryland Waste Disposal Authority, Montgomery County
             Refg Ser 2003 (AMT) (Ambac) (WI) .................................... 5.50            04/01/12       3,321,300
     1,000  Massachusetts Development Finance Agency, SEMASS Ser 2001 A
             (MBIA) .............................................................. 5.625           01/01/12       1,130,740
     1,000  Montgomery County Industrial Development Authority, Pennsylvania,
             Refg 2002 Ser A (MBIA) .............................................. 5.00            11/01/10       1,107,050
 ---------                                                                                                     ------------
     5,000                                                                                                        5,559,090
 ---------                                                                                                     ------------
            Tax Allocation Revenue (2.4%)
     3,000  Burbank Public Financing Authority, California,
             2003 Ser A (Ambac) .................................................. 5.25            12/01/14       3,384,030
 ---------                                                                                                     ------------
            Transportation Facilities Revenue (19.5%)
            Alaska International Airports,
     1,000   Ser 2002 B (Ambac) .................................................. 5.25            10/01/10       1,121,920
     1,000   Ser 2002 B (Ambac) .................................................. 5.75            10/01/13       1,148,010
       500  Arizona Transportation Board, Ser 2002 B ............................. 5.25            07/01/12         565,230
     1,000  Port of Oakland, California, Ser 2002 M (FGIC) ....................... 5.25            11/01/13       1,127,520
            Colorado Department of Transportation,
     2,000   Refg Ser 2002 B (MBIA) .............................................. 5.00            06/15/11       2,216,940
     1,000   Ser 2001 A (MBIA) ................................................... 5.50            06/15/15       1,156,800
     1,000  Georgia State Road & Tollway Authority, Ser 2001 ..................... 5.25            03/01/10       1,126,600
     2,000  Kentucky Turnpike Authority, Economic Development Road
             Refg Ser 2000 (FSA) ................................................. 5.50            07/01/09       2,288,440
     2,000  Maryland Department of Transportation, Ser 2003 ...................... 5.25            12/15/14       2,284,060
     1,000  Minneapolis & St Paul Metropolitan Airport, Minnesota, Ser 2001 C
             (FGIC) .............................................................. 5.50            01/01/16       1,108,890
     1,500  St Louis , Missouri, Lambert-St Louis International Airport
             Ser 2003 A (FSA) .................................................... 5.25            07/01/12       1,676,895
     1,000  Missouri Highways & Transportation Commission, Ser A 2000 ............ 5.625           02/01/15       1,124,750
     1,000  Metropolitan Transportation Authority, New York, Transportation
             Refg Ser 2002 A (MBIA) .............................................. 5.00            11/15/11       1,110,380

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments [] March 31, 2003 continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------
            New York State Thruway Authority, New York,
 $   1,000   Highway & Bridge Ser 2002 A (FSA) ................................... 5.25 %          04/01/12    $  1,122,450
     1,000   Highway & Bridge Ser C 2002 (MBIA) .................................. 5.50            04/01/12       1,141,490
     1,000  Triborough Bridge & Tunnel Authority, New York, Ser 2001 A ........... 5.25            01/01/14       1,103,110
     1,000  Houston, Texas, Airport Sub Lien 1998 Ser B (AMT) (FGIC) ............. 5.25            07/01/12       1,059,270
     2,000  Texas Turnpike Authority, Central Texas Second Tier (BANs)
             Ser 2002 ............................................................ 5.00            06/01/08       2,219,660
     1,000  Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC) ........... 5.25            07/15/13       1,127,920
     2,000  Virginia Transportation Board, Federal Highway Reimbursement
             Ser 2002+ ........................................................... 5.00            09/27/12       2,227,620
 ---------                                                                                                     ------------
    25,000                                                                                                       28,057,955
 ---------                                                                                                     ------------
            Water & Sewer Revenue (13.4%)
     1,000  Arizona Water Infrastructure Finance Authority, Water Quality
             Ser 2001 A .......................................................... 5.375           10/01/14       1,123,150
     2,000  California Department of Water Resources, Central Valley
             Ser Y (FGIC) ........................................................ 5.25            12/01/13       2,267,840
     1,000  Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC) ............... 5.50            11/01/11       1,146,590
     1,000  Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) ........ 5.25            07/01/13       1,102,430
     1,000  Indianapolis Local Public Improvement Bond Bank, Indiana,
             Waterworks Ser 2002 A (MBIA) ........................................ 5.00            07/01/12       1,106,770
     1,200  Wichita, Kansas, Water and Sewer Ser 2003 (FGIC) ..................... 5.00            10/01/13       1,333,284
     1,000  Nevada, Las Vegas Water District Ser B (MBIA) ........................ 5.25            06/01/11       1,123,480
     1,000  North Hudson Sewer Authority, New Jersey, Ser 2002 A (FGIC) .......... 5.00            08/01/12       1,109,430
     2,000  Passaic Valley Sewage Commission, New Jersey, Sewer System
             Ser 2003 (FGIC) ..................................................... 5.00            12/01/14       2,210,620
     1,000  New York City Municipal Water Finance Authority, New York,
             2003 Ser A .......................................................... 5.25            06/15/11       1,120,190
     1,000  Western Carolina Sewer Authority, South Carolina, Ser 2001 (FSA) ..... 5.375           03/01/16       1,098,890
     2,000  Dallas, Texas, Waterworks & Sewer Refg Ser 2002 A .................... 5.00            10/01/10       2,230,600
     1,000  Houston, Texas, Water & Sewer Jr Lien Ser 2001 A (FSA) ............... 5.50            12/01/15       1,117,430
     1,000  Fairfax County Water Authority, Virginia, Refg Ser 2002 .............. 5.50            04/01/14       1,138,780
 ---------                                                                                                     ------------
    17,200                                                                                                       19,229,484
 ---------                                                                                                     ------------
   108,950  Total Tax-Exempt Municipal Bonds (Cost $117,251,301) ..........................................     121,686,414
 ---------                                                                                                     ------------
            Short-Term Tax-Exempt Municipal Obligations (17.0%)
     6,200  Missouri Health & Educational Facilities Authority, Cox Health
             Ser 1997 (MBIA) (Demand 04/01/03) ................................... 1.15*           06/01/15       6,200,000
     4,390  Ohio Water Development Authority, Mead Co Ser 1986 B
             (Demand 04/01/03) ................................................... 1.16*           11/01/15       4,390,000

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments [] March 31, 2003 continued

 PRINCIPAL
 AMOUNT IN                                                                         COUPON       MATURITY
 THOUSANDS                                                                          RATE          DATE             VALUE
----------------------------------------------------------------------------------------------------------------------------
 $  6,600   Delaware County Industrial Development Authority, Pennsylvania,
             United Parcel Service of America Inc Ser 1985
             (Demand 04/01/03) ................................................ 1.00*%           12/01/15     $  6,600,000
    5,300   Harris County, Texas, Ser 1984 B (Demand 04/01/03) ................ 1.20*            03/01/24        5,300,000
    2,000   Greenwood, Wisconsin, Land O'Lakes Inc (AMT) ...................... 5.50             09/01/03        1,996,180
 --------                                                                                                     ------------
   24,490   Total Short-Term Tax-Exempt Municipal Obligations (Cost $24,490,000) .........................      24,486,180
 --------                                                                                                     ------------
 $133,440   Total Investments (Cost $141,741,301) (a) (b)..................................         101.6 %    146,172,594
 ========
            Liabilities in Excess of Other Assets .........................................          (1.6)      (2,233,406)
                                                                                                    -------   ------------
            Net Assets ....................................................................         100.0 %   $143,939,188
                                                                                                    =======   ============

------------

AMT  Alternative Minimum Tax.
BANs Bond Anticipation Notes.
COPs Certificates of Participation.
*    Current coupon of variable rate demand obligation.
+ This security has been physically segregated in connection with open futures contracts.
WI   Security purchased on a "when-issued basis".
(a) Securities have been designated as collateral in an amount equal to $42,275,253 in connection with open futures contracts and securities purchased on a when-issued basis.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,538,353 and the aggregate gross unrealized depreciation is $107,060, resulting in net unrealized appreciation of $4,431,293.


Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


Futures Contracts Open at March 31, 2003:

                           DESCRIPTION,            UNDERLYING        UNREALIZED
 NUMBER OF   LONG/        DELIVERY MONTH,         FACE AMOUNT       APPRECIATION/
 CONTRACTS   SHORT           AND YEAR               AT VALUE        DEPRECIATION
---------------------------------------------------------------------------------
    175     Short   U.S. Treasury Notes 5 Yr
                           June / 2003         $(19,862,500)        $ (1,091)
    175     Short   U.S. Treasury Notes 10 Yr
                           June / 2003          (20,103,125)         171,799
                                                                    --------
             Net unrealized appreciation .......................    $170,708
                                                                    ========


                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments [] March 31, 2003 continued

                       Geographic Summary of Investments

               Based on Market Value as a Percent of Net Assets



Alaska .............     1.6%  Illinois ...............     1.4%
Arizona ............     5.1   Indiana ................     2.3
California .........     9.3   Kansas .................     0.9
Colorado ...........     3.1   Kentucky ...............     2.3
Delaware ...........     1.5   Maine ..................     1.6
Florida ............     3.1   Maryland ...............     8.5
Georgia ............     4.7   Massachusetts ..........     3.1
Hawaii .............     0.8   Michigan ...............     2.4



Minnesota ...............     2.3%  Pennsylvania ............     8.5%
Missouri ................     6.3   South Carolina ..........     1.5
New Hampshire ...........     0.8   Tennessee ...............     0.8
New Jersey ..............     2.3   Texas ...................     9.1
New York ................     5.4   Virginia ................     5.3
Nevada ..................     0.8   Washington ..............     0.8
North Carolina ..........     0.8   Wisconsin ...............     1.4
                                                                -----
Ohio ....................     3.8   Total ...................   101.6%
                                                                =====

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Financial Statements

Statement of Assets and Liabilities
March 31, 2003

Assets:
Investments in securities, at value
 (cost $141,741,301)..............................................    $146,172,594
Cash .............................................................          23,885
Receivable for:
  Interest .......................................................       1,557,424
  Shares of beneficial interest sold .............................         969,598
Prepaid expenses .................................................          31,146
                                                                      ------------
  Total Assets ...................................................     148,754,647
                                                                      ------------
Liabilities:
Payable for:
  Investments purchased ..........................................       4,365,140
  Variation margin ...............................................         150,390
  Shares of beneficial interest redeemed .........................         102,858
  Investment management fee ......................................          59,920
  Dividends to shareholders ......................................          45,239
Accrued expenses .................................................          91,912
                                                                      ------------
  Total Liabilities ..............................................       4,815,459
                                                                      ------------
  Net Assets .....................................................    $143,939,188
                                                                      ============
Composition of Net Assets:
Paid-in-capital ..................................................    $143,883,260
Net unrealized appreciation ......................................       4,602,001
Accumulated undistributed net investment income ..................           1,471
Accumulated net realized loss ....................................      (4,547,544)
                                                                      ------------
  Net Assets .....................................................    $143,939,188
                                                                      ============
Net Asset Value Per Share,
 13,135,346 shares outstanding (unlimited shares authorized of
 $.01 par value)..................................................           $10.96
                                                                             =====

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Financial Statements continued

Statement of Operations
For the year ended March 31, 2003



Net Investment Income:
Interest Income ......................................    $4,092,913
                                                          ----------
Expenses
Investment management fee ............................       542,447
Transfer agent fees and expenses .....................        66,099
Professional fees ....................................        51,953
Shareholder reports and notices ......................        35,495
Registration fees ....................................        27,309
Trustees' fees and expenses ..........................        18,611
Custodian fees .......................................         6,816
Other ................................................        13,792
                                                          ----------
  Total Expenses .....................................       762,522
Less: expense offset .................................        (6,800)
                                                          ----------
  Net Expenses .......................................       755,722
                                                          ----------
  Net Investment Income ..............................     3,337,191
                                                          ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
  Investments ........................................     1,421,541
  Futures contracts ..................................      (888,650)
                                                          ----------
  Net Realized Gain ..................................       532,891
                                                          ----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments ........................................     4,738,523
  Futures contracts ..................................       170,708
                                                          ----------
  Net Appreciation ...................................     4,909,231
                                                          ----------
  Net Gain ...........................................     5,442,122
                                                          ----------
Net Increase .........................................    $8,779,313
                                                          ==========



                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Financial Statements continued

Statement of Changes in Net Assets

                                                                                FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED             ENDED
                                                                               MARCH 31, 2003     MARCH 31, 2002
                                                                              ----------------   ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .....................................................     $  3,337,191      $  1,954,197
Net realized gain .........................................................          532,891           502,754
Net change in unrealized appreciation/depreciation ........................        4,909,231        (1,177,360)
                                                                                ------------      ------------
  Net Increase ............................................................        8,779,313         1,279,591
Dividends to shareholders from net investment income ......................       (3,359,809)       (1,936,103)
Net increase from transactions in shares of beneficial interest ...........       67,585,523        16,452,571
                                                                                ------------      ------------
  Net Increase ............................................................       73,005,027        15,796,059
Net Assets:
Beginning of period .......................................................       70,934,161        55,138,102
                                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income of $1,471 and
$24,096, respectively).....................................................     $143,939,188      $ 70,934,161
                                                                                ============      ============


                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements [] March 31, 2003


1. Organization and Accounting Policies
Morgan Stanley Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements [] March 31, 2003 continued

variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.


3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2003 aggregated $85,358,337 and $30,103,621, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,275. At March 31, 2003, the Fund had an accrued pension liability of $43,950 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements [] March 31, 2003 continued

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                FOR THE YEAR                         FOR THE YEAR
                                                    ENDED                               ENDED
                                               MARCH 31, 2003                       MARCH 31, 2002
                                      ---------------------------------   ----------------------------------
                                           SHARES            AMOUNT            SHARES            AMOUNT
                                      ---------------   ---------------   ---------------   ----------------
Sold ..............................      11,042,646      $ 119,282,742        6,809,743      $  70,764,370
Reinvestment of dividends .........         217,881          2,357,992          131,412          1,367,193
                                         ----------      -------------        ---------      -------------
                                         11,260,527        121,640,734        6,941,155         72,131,563
Redeemed ..........................      (5,008,912)       (54,055,211)      (5,374,851)       (55,678,992)
                                         ----------      -------------       ----------      -------------
Net increase ......................       6,251,615      $  67,585,523        1,566,304      $  16,452,571
                                         ==========      =============       ==========      =============

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:



                                FOR THE YEAR       FOR THE YEAR
                                    ENDED             ENDED
                               MARCH 31, 2003     MARCH 31, 2002
                              ----------------   ---------------
Tax-exempt income .........      $3,359,809         $1,936,103

As of March 31, 2003, the tax-basis components of accumulated earnings were as follows:




Undistributed tax-exempt income .........    $     89,189
Undistributed long-term gains ...........               -
                                             ------------
Net accumulated earnings ................          89,189
Capital loss carryforward* ..............      (4,168,090)
Temporary differences ...................         (89,189)
Net unrealized appreciation .............       4,224,018
                                             ------------
Total accumulated earnings ..............    $     55,928
                                             ============

* As of March 31, 2003, the Fund had a net capital loss carryforward of $4,168,090 of which $3,941,131 will expire on March 31, 2004 and $226,959 will expire on March 31, 2005 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements [] March 31, 2003 continued

As of March 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital gain from the mark-to-market of futures contracts, a non-deductible expense and dividend payable and permanent book/tax differences primarily attributable to an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,014,266, accumulated undistributed net investment income was charged $7 and accumulated net realized loss was credited $2,014,273.


6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


7. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At March 31, 2003, the Fund did not hold positions in residual interest bonds.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At March 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Limited Term Municipal Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                      FOR THE YEAR ENDED MARCH 31,
                                                    ---------------------------------
                                                          2003             2002
                                                    ---------------- ----------------
Selected Per Share Data:
Net asset value, beginning of period ..............    $   10.30        $   10.37
                                                       ---------        ---------
Income (loss) from investment operations:
 Net investment income ............................         0.34             0.36
 Net realized and unrealized gain (loss) ..........         0.66           ( 0.07)
                                                       ---------        ---------
Total income from investment operations ...........         1.00             0.29
                                                       ---------        ---------
Less dividends from net investment income .........       ( 0.34)          ( 0.36)
                                                       ---------        ---------
Net asset value, end of period ....................    $   10.96        $   10.30
                                                       =========        =========
Total Return+ .....................................         9.81%            2.82%
Ratios to Average Net Assets:
Expenses ..........................................         0.70%(1)         0.82%(1)
Net investment income .............................         3.08%            3.45%
Supplemental Data:
Net assets, end of period, in thousands ...........    $ 143,939        $  70,934
Portfolio turnover rate ...........................           31%              45%



                                                            FOR THE YEAR ENDED MARCH 31,
                                                    ---------------------------------------------
                                                          2001           2000          1999
                                                    ---------------- ----------- ----------------
Selected Per Share Data:
Net asset value, beginning of period ..............    $    9.96       $ 10.34      $   10.26
                                                       ---------       -------      ---------
Income (loss) from investment operations:
 Net investment income ............................         0.38         0.38            0.39
 Net realized and unrealized gain (loss) ..........         0.41        ( 0.38)          0.08
                                                       ---------       -------      ---------
Total income from investment operations ...........         0.79         0.00            0.47
                                                       ---------       -------      ---------
Less dividends from net investment income .........       ( 0.38)       ( 0.38)        ( 0.39)
                                                       ---------       -------      ---------
Net asset value, end of period ....................    $   10.37       $  9.96      $   10.34
                                                       =========       =======      =========
Total Return+ .....................................         8.14%         0.08%          4.68%
Ratios to Average Net Assets:
Expenses ..........................................         0.88%(1)      0.91%          0.86%(1)
Net investment income .............................         3.78%         3.81%          3.75%
Supplemental Data:
Net assets, end of period, in thousands ...........    $  55,138       $44,237      $  58,648
Portfolio turnover rate ...........................           24%            3%            29%

------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Morgan Stanley Limited Term Municipal Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Term Municipal Trust (the "Fund"), including the portfolio of investments, as of March 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Term Municipal Trust as of
March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 9, 2003
                      2003 Federal Tax Notice (unaudited)

      For the year ended March 31, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Limited Term Municipal Trust
Trustee and Officer Information

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (62)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (62)                    Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Director or Trustee of the Morgan Stanley        123
c/o Summit Ventures LLC               Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974), Astronaut, Space Shuttle
                                      Discovery (April 12-19, 1985) and Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (62)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway

New York, NY
Edwin J. Garn (70)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley Limited Term Municipal Trust
Trustee and Officer Information continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
2099 Pennsylvania Avenue, N.W.
Suite 950
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
445 Park Avenue
New York, NY



                                                                                             Number of
                                                                                           Portfolios in
                                                                                               Fund
                                                                                              Complex
        Name, Age and Address of                                                             Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years     by Trustee**
--------------------------------------- ------------------------------------------------- --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director      123
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and
2099 Pennsylvania Avenue, N.W.          TCW/DW Term Trust 2003; Senior Partner,
Suite 950                               Johnson Smick International, Inc., a consulting
Washington, D.C.                        firm; Co-Chairman and a founder of the Group
                                        of Seven Council (G7C), an international
                                        economic commission; formerly Vice Chairman
                                        of the Board of Governors of the Federal
                                        Reserve System and Assistant Secretary of the
                                        U.S. Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and           214
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
445 Park Avenue                         Funds and TCW/DW Term Trust 2003; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
2099 Pennsylvania Avenue, N.W.          Accounting Foundation (oversight organization
Suite 950                               of the Financial Accounting Standards Board);
Washington, D.C.                        Director of RBS Greenwich Capital Holdings
                                        (financial holding company).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY

Morgan Stanley Limited Term Municipal Trust
Trustee and Officer Information continued

Interested Trustees:





                                                          Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Trustee              Registrant          Served*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman of the Board   Since
c/o Morgan Stanley Trust       and Trustee             July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY



                                                                                      Number of
                                                                                    Portfolios in
                                                                                        Fund
                                                                                       Complex
   Name, Age and Address of                                                           Overseen
      Interested Trustee           Principal Occupation(s) During Past 5 Years      by Trustee**
------------------------------ --------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the             123
c/o Morgan Stanley Trust       Morgan Stanley Funds and TCW/DW Term Trust
Harborside Financial Center,   2003; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Director or Trustee of the Morgan Stanley           123
c/o Morgan Stanley Trust       Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,   June 2000); Senior Advisor of Morgan Stanley
Plaza Two,                     (since August 2000); Director of the Distributor
Jersey City, NJ                and Dean Witter Realty Inc.; Director of AXA
                               Financial, Inc. and The Equitable Life Assurance
                               Society of the United States (financial services);
                               previously President and Chief Operating
                               Officer of the Private Client Group of Morgan
                               Stanley (May 1999-August 2000), President
                               and Chief Operating Officer of Individual
                               Securities of Morgan Stanley
                               (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley           123
1585 Broadway                  Funds and TCW/DW Term Trust 2003;
New York, NY                   Chairman of the Board of Directors and Chief
                               Executive Officer of Morgan Stanley and
                               Morgan Stanley DW; Director of the Distributor;
                               Chairman of the Board of Directors and Chief
                               Executive Officer of Novus Credit Services Inc.;
                               Director and/or officer of various Morgan
                               Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Limited Term Municipal Trust
Trustee and Officer Information continued

Officers:





                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*
------------------------------ ------------------- -----------------
Mitchell M. Merin (49)         President and       President since
1221 Avenue of the Americas    Chief Executive     May 1999 and
New York, NY                   Officer             Chief Executive
                                                   Officer since
                                                   September 2002

Barry Fink (48)                Vice President,     Since
1221 Avenue of the Americas    Secretary and       February 1997
New York, NY                   General Counsel
Joseph J. McAlinden (60)       Vice President      Since
1221 Avenue of the Americas                        July 1995
New York, NY

Ronald E. Robison (64)         Vice President      Since
1221 Avenue of the Americas                        October 1998
New York, NY

Thomas F. Caloia (57)          Treasurer           Since
c/o Morgan Stanley Trust                           April 1989
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Francis Smith (37)             Vice President      Since
c/o Morgan Stanley Trust       and Chief           September 2002
Harborside Financial Center,   Financial Officer
Plaza Two,
Jersey City, NJ





   Name, Age and Address of
       Executive Officer             Principal Occupation(s) During Past 5 Years
------------------------------       --------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of Morgan Stanley Investment Management (since December
1221 Avenue of the Americas          1998); President, Director (since April 1997) and Chief Executive Officer (since June 1998) of
New York, NY                         the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and
                                     Director of the Distributor (since June 1998); Chairman (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President
                                     (since May 1999) and Chief Executive Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999) and President and Chief Executive
                                     Officer (since October 2002) of the Van Kampen Open-End Funds and President and Chief Executive
                                     Officer (since December 2002) of the Van Kampen Closed-End Funds; previously Chief Strategic
                                     Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998), Vice President of the Morgan Stanley Funds and the
                                     TCW/DW Term Trusts (May 1997-April 1999), and Executive Vice President of Morgan Stanley.

Barry Fink (48)                      General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley
1221 Avenue of the Americas          Investment Management; Managing Director (since December 2000), and Director (since July 1998)
New York, NY                         of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                     DW; Vice President, Secretary and General Counsel of the Morgan Stanley Funds and TCW/DW Term
                                     Trust 2003 (since February 1997); Managing Director, Director and Secretary of the Distributor;
                                     previously, Vice President and Assistant General Counsel of the Investment Manager and Morgan
                                     Stanley Services (February 1997 - December 2001).

Joseph J. McAlinden (60)             Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley
1221 Avenue of the Americas          Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent;
New York, NY                         Chief Investment Officer of the Van Kampen Funds.

Ronald E. Robison (64)               Managing Director, Chief Administrative Officer and Director (since February 1999) of the
1221 Avenue of the Americas          Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the
New York, NY                         Transfer Agent; previously Managing Director of the TCW Group Inc.

Thomas F. Caloia (57)                Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the
c/o Morgan Stanley Trust             Distributor and Morgan Stanley Services; previously First Vice President of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Francis Smith (37)                   Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust             2003 (since September 2002); Executive Director of the Investment Manager and Morgan Stanley
Harborside Financial Center,         Services (since December 2001); previously Vice President of the Investment Manager and Morgan
Plaza Two,                           Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP
Jersey City, NJ                      (January 1998-August 2000).



 ------------
  * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

 Morgan Stanley Distributors Inc., member NASD.        37993RPT-10824D03-AP-4/03


[MORGAN STANLEY LOGO OMITTED]

[GRAPHIC OMITTED]


MORGAN STANLEY
LIMITED TERM
MUNICIPAL TRUST


ANNUAL REPORT
MARCH 31, 2003